PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	R$ 1,342,870
Additions	182,073
Accrued charges	101,992
Net utilization of reversal	(249,233)
Accrued liabilities, ending	1,377,702
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	154,626
Additions	44,450
Accrued charges	3,752
Net utilization of reversal	(72,073)
Accrued liabilities, ending	130,755
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	1,609
Accrued charges	61
Net utilization of reversal	(124)
Accrued liabilities, ending	1,546
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	366,645
Additions	81,766
Accrued charges	36,799
Net utilization of reversal	(97,598)
Accrued liabilities, ending	387,612
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	778,796
Additions	55,041
Accrued charges	58,616
Net utilization of reversal	(77,273)
Accrued liabilities, ending	815,180
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, beginning	41,194
Additions	816
Accrued charges	2,764
Net utilization of reversal	(2,165)
Accrued liabilities, ending	R$ 42,609